Note 13 - Prepaid and Other Assets (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Prepayments and other assets [text block]

	August 31, 2018	August 31, 2017

Insurance	$17,820	$17,820
Listing fees	30,368	29,627
Other	67,863	26,851
Total Prepaid Expenses	$116,051	$74,298